BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories:
Raw materials	$ 55	$ 563
Work in process	14	39
Finished goods	1,200	935
Total Inventory	$ 1,269	$ 1,537